Long-Term Obligations	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Long-Term Obligations
Long-Term Obligations
New Senior Credit Facility

On June 29, 2016, we entered into a new senior credit facility with various lenders for approximately $1.7 billion of senior secured credit facilities with Bank of America, N.A., as the administrative agent, swingline lender and Letter of Credit issuer, and JPMorgan Chase Bank, N.A., Barclays Bank PLC, Suntrust Bank, and Wells Fargo Bank, N.A. as co-syndication agents (the "New Senior Credit Facility"). The New Senior Credit Facility replaced our previous senior credit facility which provided for $600 million of term notes and an $800 million revolving credit facility. The New Senior Credit Facility provides for $880 million of senior secured term notes and an $800 million senior secured revolving facility, which may be used to borrow, on a same-day notice under a swing line, the lesser of $25 million and the aggregate unused amount of the revolving credit facility then in effect. In addition to refinancing all outstanding amounts under our previous senior credit facility, borrowings under our New Senior Credit Facility may be used for general corporate purchases, including permitted share repurchases. At June 30, 2016, we had $375 million in outstanding borrowings under the new senior secured revolving facility, which funds were used together with the proceeds from the $880 million of new senior secured term notes to refinance amounts outstanding under our previous senior credit facility.

In connection with the New Senior Credit Facility, we incurred $3.8 million in financing costs, of which approximately $3.2 million were capitalized as deferred financing costs. The remaining $0.6 million of financing costs were expensed as debt retirement costs, along with an additional $1.0 million of previously capitalized deferred financing costs associated with lenders under our previous senior credit facility who are not lenders under our New Senior Credit Facility.

During the current fiscal year, ASU 2015-03 and ASU 2015-15 were adopted. In accordance with ASU 2015-03, the table below presents debt issuance costs as a direct deduction from the face amount of the corresponding notes in the current period and retrospectively in the prior fiscal year end.

6.	Long-Term Obligations, continued

Long-term obligations consisted of the following at September 30, 2016 and December 31, 2015 (in thousands):

		September 30, 2016	December 31, 2015
Senior term notes	Principal amount	$874,500	$585,000
	Less unamortized debt issuance costs	(2,781)	(2,408)
	Senior term notes less unamortized debt issuance costs, secured by assets, variable interest rate (2.27% and 1.92% at September 30, 2016 and December 31, 2015, respectively) (1)	$871,719	$582,592
Revolving credit	Principal amount	$340,000	$232,000
	Less unamortized debt issuance costs	(4,321)	(3,725)
	Revolving line of credit less unamortized debt issuance costs, secured by assets, variable interest rate (2.31% and 1.92% at September 30, 2016 and December 31, 2015, respectively) (1)	$335,679	$228,275
Secured seller note	Notes payable matures in 2016, secured by assets and stock of certain subsidiaries, with interest rate of 10.0%	230	230
	Total debt obligations	1,207,628	811,097
	Capital lease obligations and other debt	71,006	55,244
		1,278,634	866,341
	Less — current portion	(32,512)	(33,623)
		$1,246,122	$832,718

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(1)
Notes payable and the revolving line of credit at September 30, 2016 mature in 2021 under the New Senior Credit Facility. Notes payable and the revolving line of credit at December 31, 2015 were due to mature in 2019 under the previous senior credit facility dated August 27, 2014.

Interest Rate. In general, borrowings under the New Senior Credit Facility (including swing line borrowings) bear interest, at our option, on either:

•	the base rate (as defined below) plus the applicable margin of 0.75% (Pricing Tier 2, see table below) per annum; or

•	the Eurodollar rate (as defined below), plus a margin of 1.75% (Pricing Tier 2, see table below) per annum

Each of the aforementioned margins remain applicable until the date of delivery of the compliance certificate and the financial statements, for the period ended September 30, 2016, at which time the applicable margin will be determined by reference to the leverage ratio in effect from time to time as set forth in the following table:

6.	Long-Term Obligations, continued

Pricing Tier	Consolidated Leverage Ratio	Applicable Margin for Eurodollar Loans/Letter of Credit Fees	Applicable Margin for Base Rate Loans	Commitment Fee
1	≥ 3.50:1.00	2.00%	1.00%	0.40%
2	< 3.50:1.00 and ≥ 2.75:1.00	1.75%	0.75%	0.35%
3	< 2.75:1.00 and ≥ 1.75:1.00	1.50%	0.50%	0.30%
4	< 1.75:1.00 and ≥ 1.00:1.00	1.25%	0.25%	0.25%
5	< 1.00:1.00	1.00%	—%	0.25%

The base rate for the senior term notes is a rate per annum equal to the highest of the (a) Federal Funds Rate plus 0.5%, (b) Bank of America, N.A.'s ("Bank of America") prime rate in effect on such day, and (c) the Eurodollar rate plus 1.0%. The Eurodollar rate is defined as the rate per annum equal to the London Interbank Offered Rate ("LIBOR"), or a comparable or successor rate which is approved by Bank of America.

Maturity and Principal Payments. The senior term notes mature on June 29, 2021. Principal payments on the senior term notes of $5.5 million are due each calendar quarter from September 30, 2016 to and including June 30, 2017, $11.0 million are due each calendar quarter from September 30, 2017 to and including June 30, 2019, $16.5 million are due each calendar quarter from September 30, 2019 to and including June 30, 2020 and $22.0 million are due each calendar quarter thereafter with a final payment of the outstanding principal balance due upon maturity.

The revolving credit facility has a per annum commitment fee determined by reference to the Leverage Ratio in effect from time to time and is applied to the unused portion of the commitment. The revolving credit facility matures on June 29, 2021. Principal payments on the revolving credit facility are made at our discretion with the entire unpaid amount due at maturity. At September 30, 2016, we had borrowings of $340.0 million under our revolving credit facility.

The following table sets forth the scheduled principal payments for our senior credit facility (in thousands):

	2016	2017	2018	2019	2020	Thereafter
Senior term notes	$5,500	$33,000	$44,000	$55,000	$77,000	$660,000
Revolving loans	—	—	—	—	—	340,000
	$5,500	$33,000	$44,000	$55,000	$77,000	$1,000,000

Guarantees and Security. We and each of our wholly-owned domestic subsidiaries guarantee the outstanding indebtedness under the New Senior Credit Facility. Any borrowings, along with the guarantees of the domestic subsidiaries, are further secured by a pledge of substantially all of our consolidated assets, including 65% of the voting equity and 100% of the non-voting equity interest in each of our foreign subsidiaries.

Debt Covenants. The New Senior Credit Facility contains certain financial covenants pertaining to interest coverage and leverage ratios. In addition, the New Senior Credit Facility has restrictions pertaining to the payment of cash dividends on all classes of stock. At September 30, 2016, we had a interest coverage ratio of 16.88 to 1.00, which was in compliance with the required ratio of no less than 3.00 to 1.00, and a leverage ratio of 2.58 to 1.00, which was in compliance with the required ratio of no more than 4.00 to 1.00.